Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 1,948	$ 1,826
Deferred tax assets, operating loss carryforwards	95
Unrecognized tax benefits that would affect the effective tax rate	235	106
Accrued interest and penalties related to the unrecognized tax benefits	39	37
Income tax expense for interest and penalties accrued related to unrecognized tax benefits	1	2	3
Reconciliation of the beginning and ending amount of unrecognized tax benefit
Unrecognized tax benefit, balance at beginning of period	120	144	134
Additions based on tax positions related to the current year	137	18	9
Additions based on tax positions related to prior years	7	7	31
Reductions based on tax positions related to prior years	(6)	(38)	(27)
Reductions related to settlements	0	(1)	(3)
Reductions related to lapse of the applicable statute of limitations	(2)	(3)	(6)
Foreign currency translation adjustments	0	(7)	6
Unrecognized tax benefit, balance at end of period	256	120	144
Non-U.S. jurisdictions
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	7,584
Net operating loss carryforwards with no expiration	6,959
Net operating loss carryforwards which will expire in future years	625
U.S. jurisdictions
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	810
State jurisdictions
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 467